FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of credit risk exposure [abstract]
Liquidity risk
	Carrying Amount	Contractual Cash Flows	Less than 1 year	1 – 3 years	4 – 5 years	After 5 years
Accounts payable and accrued liabilities	$1,398	$1,398	$1,398	$-	$-	$-
Lease liability	648	827	149	496	182	-